Equity incentive plan (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Equity Incentive Plan
Fair value of stock					$ 13.40	$ 4.08
Fir value of shares					$ 2,900	$ 700
Compensation costs					500	$ 500
Unrecognized compensation cost					$ 2,000
Weighted-average period					2 years 10 months 2 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period					0	203,750
Share-Based Payment Arrangement, Expense	$ 90,600	$ 800	$ 95,300	$ 3,400	$ 7,200	$ 300